SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
10% OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%	10.00%	10.00%
Share price per share	$ 0.75	$ 0.75	$ 0.75
Thirty Five Percent OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate	35.00%	35.00%
Debt instrument term	2 years	2 years
Twenty Percent OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%	10.00%
Share price per share	$ 1.00	$ 1.00
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate		35.00%	35.00%
Debt instrument term		2 years	2 years
20% OID Senior Secured Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate		10.00%	10.00%
Share price per share		$ 1.00	$ 1.00